Lease commitments - Summary of lease receivables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	$ 14,681	$ 15,340
Unearned finance income	(1,443)	(1,691)
Present value	13,238	13,649
No later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	2,229	3,523
Unearned finance income	(196)	(326)
Present value	2,033	3,197
Later than one year and no later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	7,420	7,033
Unearned finance income	(628)	(696)
Present value	6,792	6,337
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	5,032	4,784
Unearned finance income	(619)	(669)
Present value	$ 4,413	$ 4,115